Contingent liabilities and commitments	12 Months Ended
Dec. 31, 2025
Disclosure of contingent liabilities [abstract]
Contingent liabilities and commitments	Contingent liabilities and commitments

Accounting for contingent liabilities
Contingent liabilities are possible obligations whose existence will be confirmed only by uncertain future events and present obligations where the transfer of economic resources is uncertain or cannot be reliably measured. Contingent liabilities are not recognised on the balance sheet, but are disclosed unless the likelihood of an outflow of economic resources is remote.
The following table summarises the nominal principal amount of contingent liabilities and commitments which are not recorded on-
balance sheet:

	2025	2024
	£m	£m
Guarantees and letters of credit pledged as collateral security	16,749	16,713
Performance guarantees, acceptances and endorsements	8,625	8,633
Total contingent liabilities and financial guarantees	25,374	25,346
• Of which: Financial guarantees and letters of credit carried at fair value	905	988

Documentary credits and other short-term trade related transactions	1,103	1,433
Standby facilities, credit lines and other commitments	423,503	421,716
Total commitments[1]	424,606	423,149
• Of which: Loan commitments carried at fair value	21,292	15,350
Note:
1Includes exposures relating to financial assets classified as assets held for sale.
Provisions for expected credit losses held against contingent liabilities and commitments equal £416m (2024: £439m) and are reported in
Note 23. Further details on contingent liabilities relating to legal and competition and regulatory matters can be found in Note 25.